TOPS AGGRESSIVE GROWTH ETF PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2022

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 98.0%
	EQUITY - 98.0%
73,347	FlexShares Global Upstream Natural Resources Index Fund(a)	$3,434,840
246,598	SPDR Portfolio S&P 400 Mid Cap ETF	11,629,562
50,263	SPDR Portfolio S&P 500 Growth ETF	3,327,913
80,617	SPDR Portfolio S&P 500 Value ETF	3,365,760
237,114	SPDR Portfolio S&P 600 Small Cap ETF	9,975,386
314,298	Vanguard FTSE Developed Markets ETF	15,095,733
163,866	Vanguard FTSE Emerging Markets ETF	7,559,139
32,480	Vanguard Global ex-U.S. Real Estate ETF	1,687,336
15,471	Vanguard Real Estate ETF	1,676,592
50,366	Vanguard S&P 500 ETF	20,910,451
102,589	Wisdomtree Emerging Markets EX-State-Owned Enterprises Fund	3,350,557
		82,013,269

	TOTAL EXCHANGE-TRADED FUNDS (Cost $71,174,962)	82,013,269

Shares		Fair Value
	SHORT-TERM INVESTMENTS — 4.7%
	COLLATERAL FOR SECURITIES LOANED – 2.4%
2,008,218	STIT - Government & Agency Portfolio, Institutional Class, 0.03% (Cost $2,008,218)(b)	2,008,218

	SHORT-TERM INVESTMENTS — 2.3%
	MONEY MARKET FUNDS - 2.3%
1,923,995	STIT - Government & Agency Portfolio, Institutional Class, 0.21% (Cost $1,923,995)(b)	1,923,995

	TOTAL SHORT-TERM INVESTMENTS (Cost $3,932,213)	3,932,213

	TOTAL INVESTMENTS – 102.7% (Cost $75,107,175)	$85,945,482
	LIABILITIES IN EXCESS OF OTHER ASSETS - (2.7)%	(2,254,351)
	NET ASSETS - 100.0%	$83,691,131

ETF	- Exchange-Traded Fund

SPDR	- Standard & Poor’s Depositary Receipt

(a)	All or a portion of this security is on loan. Total loaned securities had a value of $1,967,055 at March 31, 2022. The loaned securities were secured with cash collateral of $2,008,218. The Portfolio cannot pledge or resell the collateral.

(b)	Rate disclosed is the seven day effective yield as of March 31, 2022.

TOPS BALANCED ETF PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2022

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 98.0%
	EQUITY - 49.6%
44,950	FlexShares Global Upstream Natural Resources Index Fund	$2,105,009
73,261	SPDR Portfolio S&P 400 Mid Cap ETF	3,454,989
20,917	SPDR Portfolio S&P 500 Growth ETF	1,384,915
117,438	SPDR Portfolio S&P 500 Value ETF	4,903,036
65,687	SPDR Portfolio S&P 600 Small Cap ETF	2,763,452
116,289	Vanguard FTSE Developed Markets ETF	5,585,360
60,638	Vanguard FTSE Emerging Markets ETF	2,797,231
40,563	Vanguard Global ex-U.S. Real Estate ETF	2,107,248
19,316	Vanguard Real Estate ETF	2,093,275
15,095	Vanguard S&P 500 ETF	6,266,990
42,711	Wisdomtree Emerging Markets EX-State-Owned Enterprises Fund	1,394,941
		34,856,446
	FIXED INCOME - 48.4%
46,749	iShares iBoxx $ Investment Grade Corporate Bond ETF(a)	5,653,824
93,374	SPDR Bloomberg Investment Grade Floating Rate ETF	2,846,973
117,579	SPDR Portfolio Short Term Corporate Bond ETF	3,542,655
78,616	VanEck Vectors J.P. Morgan EM Local Currency Bond ETF	2,121,846
33,836	Vanguard Intermediate-Term Treasury ETF	2,128,623
28,529	Vanguard Mortgage-Backed Securities ETF	1,429,303
165,382	Vanguard Short-Term Inflation-Protected Securities ETF	8,469,212
71,718	Vanguard Short-Term Treasury ETF	4,250,009
13,656	Vanguard Total International Bond ETF	716,121
75,082	Xtrackers USD High Yield Corporate Bond ETF(a)	2,832,093
		33,990,659

	TOTAL EXCHANGE-TRADED FUNDS (Cost $64,223,906)	68,847,105

TOPS BALANCED ETF PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2022

Shares		Fair Value
	SHORT-TERM INVESTMENTS — 13.2%
	COLLATERAL FOR SECURITIES LOANED – 11.2%
7,875,596	STIT - Government & Agency Portfolio, Institutional Class, 0.03% (Cost $7,875,596)(b)	$7,875,596

	MONEY MARKET FUNDS - 2.0%
1,414,292	STIT - Government & Agency Portfolio, Institutional Class, 0.21% (Cost $1,414,292)(b)	1,414,292

	TOTAL SHORT-TERM INVESTMENTS (Cost $9,289,888)	9,289,888

	TOTAL INVESTMENTS – 111.2% (Cost $73,513,794)	$78,136,993
	LIABILITIES IN EXCESS OF OTHER ASSETS – (11.2)%	(7,898,748)
	NET ASSETS - 100.0%	$70,238,245

ETF	- Exchange-Traded Fund

SPDR	- Standard & Poor’s Depositary Receipt

(a)	All or a portion of this security is on loan. Total loaned securities had a value of $8,297,038 at March 31, 2022. The loaned securities were secured with cash collateral of $7,875,596 and non-cash collateral of $598,817. The non-cash collateral consists of short-term investments and long-term bonds and is held for benefit of the Portfolio at the Portfolio’s custodian. The Portfolio cannot pledge or resell the collateral.

(b)	Rate disclosed is the seven day effective yield as of March 31, 2022.

TOPS CONSERVATIVE ETF PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2022

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 98.0%
	EQUITY - 29.7%
12,948	FlexShares Global Upstream Natural Resources Index Fund	$606,355
25,353	SPDR Portfolio S&P 400 Mid Cap ETF	1,195,647
9,049	SPDR Portfolio S&P 500 Growth ETF	599,134
29,034	SPDR Portfolio S&P 500 Value ETF	1,212,170
14,209	SPDR Portfolio S&P 600 Small Cap ETF	597,773
31,443	Vanguard FTSE Developed Markets ETF	1,510,207
6,592	Vanguard FTSE Emerging Markets ETF	304,089
11,728	Vanguard Global ex-U.S. Real Estate ETF	609,270
5,571	Vanguard Real Estate ETF	603,729
4,354	Vanguard S&P 500 ETF	1,807,650
		9,046,024
	FIXED INCOME - 68.3%
17,686	iShares iBoxx $ Investment Grade Corporate Bond ETF(a)	2,138,945
12,228	PIMCO Enhanced Short Maturity Active ETF(a)	1,224,756
60,309	SPDR Bloomberg Investment Grade Floating Rate ETF	1,838,821
91,483	SPDR Portfolio Short Term Corporate Bond ETF	2,756,383
22,859	VanEck Vectors J.P. Morgan EM Local Currency Bond ETF	616,964
24,365	Vanguard Intermediate-Term Treasury ETF	1,532,802
12,343	Vanguard Mortgage-Backed Securities ETF	618,384
95,352	Vanguard Short-Term Inflation-Protected Securities ETF	4,882,977
46,506	Vanguard Short-Term Treasury ETF	2,755,946
23,515	Vanguard Total International Bond ETF	1,233,127
32,484	Xtrackers USD High Yield Corporate Bond ETF(a)	1,225,296
		20,824,401

	TOTAL EXCHANGE-TRADED FUNDS (Cost $28,805,539)	29,870,425

TOPS CONSERVATIVE ETF PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2022

Shares		Fair Value
	SHORT-TERM INVESTMENTS — 12.5%
	COLLATERAL FOR SECURITIES LOANED – 11.1%
3,391,643	STIT - Government & Agency Portfolio, Institutional Class, 0.03% (Cost $3,391,643)(b)	$3,391,643

	MONEY MARKET FUNDS - 1.4%
423,803	STIT - Government & Agency Portfolio, Institutional Class, 0.21% (Cost $423,803)(b)	423,803

	TOTAL SHORT-TERM INVESTMENTS (Cost $3,815,446)	3,815,446

	TOTAL INVESTMENTS – 110.5% (Cost $32,620,985)	$33,685,871
	LIABILITIES IN EXCESS OF OTHER ASSETS – (10.5)%	(3,215,062)
	NET ASSETS - 100.0%	$30,470,809

ETF	- Exchange-Traded Fund

SPDR	- Standard & Poor’s Depositary Receipt

(a)	All or a portion of this security is on loan. Total loaned securities had a value of $3,996,924 at March 31, 2022. The loaned securities were secured with cash collateral of $3,391,643 and non-cash collateral of $693,503. The non-cash collateral consists of short-term investments and long-term bonds and is held for benefit of the Portfolio at the Portfolio’s custodian. The Portfolio cannot pledge or resell the collateral.

(b)	Rate disclosed is the seven day effective yield as of March 31, 2022.

TOPS GROWTH ETF PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2022

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 98.0%
	EQUITY - 84.8%
80,672	FlexShares Global Upstream Natural Resources Index Fund(a)	$3,777,870
213,917	SPDR Portfolio S&P 400 Mid Cap ETF	10,088,326
55,326	SPDR Portfolio S&P 500 Growth ETF	3,663,134
110,931	SPDR Portfolio S&P 500 Value ETF	4,631,369
174,292	SPDR Portfolio S&P 600 Small Cap ETF	7,332,464
326,775	Vanguard FTSE Developed Markets ETF	15,695,003
140,314	Vanguard FTSE Emerging Markets ETF	6,472,685
53,635	Vanguard Global ex-U.S. Real Estate ETF	2,786,338
17,031	Vanguard Real Estate ETF	1,845,649
46,578	Vanguard S&P 500 ETF	19,337,789
84,709	Wisdomtree Emerging Markets EX-State-Owned Enterprises Fund	2,766,596
		78,397,223
	FIXED INCOME - 13.2%
15,562	iShares iBoxx $ Investment Grade Corporate Bond ETF(a)	1,882,068
69,857	VanEck Vectors J.P. Morgan EM Local Currency Bond ETF	1,885,440
18,861	Vanguard Mortgage-Backed Securities ETF(a)	944,936
55,051	Vanguard Short-Term Inflation-Protected Securities ETF	2,819,163
31,793	Vanguard Short-Term Treasury ETF	1,884,053
74,457	Xtrackers USD High Yield Corporate Bond ETF(a)	2,808,518
		12,224,178

	TOTAL EXCHANGE-TRADED FUNDS (Cost $78,307,650)	90,621,401

Shares		Fair Value
	SHORT-TERM INVESTMENTS — 8.7%
	COLLATERAL FOR SECURITIES LOANED – 6.4%
5,883,031	STIT - Government & Agency Portfolio, Institutional Class, 0.03% (Cost $5,883,031)(b)	5,883,031

TOPS GROWTH ETF PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2022

Shares		Fair Value
	SHORT-TERM INVESTMENTS — 8.7% (Continued)
	MONEY MARKET FUNDS - 2.3%
2,142,128	STIT - Government & Agency Portfolio, Institutional Class, 0.21% (Cost $2,142,128)(b)	$2,142,128

	TOTAL SHORT-TERM INVESTMENTS (Cost $8,025,159)	8,025,159

	TOTAL INVESTMENTS – 106.7% (Cost $86,332,809)	$98,646,560
	LIABILITIES IN EXCESS OF OTHER ASSETS - (6.7)%	(6,173,080)
	NET ASSETS - 100.0%	$92,473,480

ETF	- Exchange-Traded Fund

SPDR	- Standard & Poor’s Depositary Receipt

(a)	All or a portion of this security is on loan. Total loaned securities had a value of $6,423,167 at March 31, 2022. The loaned securities were secured with cash collateral of $5,883,031 and non-cash collateral of $682,921. The non-cash collateral consists of short-term investments and long-term bonds and is held for benefit of the Portfolio at the Portfolio’s custodian. The Portfolio cannot pledge or resell the collateral.

(b)	Rate disclosed is the seven day effective yield as of March 31, 2022.

TOPS MODERATE GROWTH ETF PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2022

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 98.0%
	EQUITY - 64.6%
91,009	FlexShares Global Upstream Natural Resources Index Fund	$4,261,951
175,278	SPDR Portfolio S&P 400 Mid Cap ETF	8,266,110
31,169	SPDR Portfolio S&P 500 Growth ETF	2,063,699
74,989	SPDR Portfolio S&P 500 Value ETF	3,130,791
147,245	SPDR Portfolio S&P 600 Small Cap ETF	6,194,597
259,849	Vanguard FTSE Developed Markets ETF	12,480,548
112,914	Vanguard FTSE Emerging Markets ETF	5,208,723
60,429	Vanguard Global ex-U.S. Real Estate ETF	3,139,287
19,187	Vanguard Real Estate ETF	2,079,295
44,976	Vanguard S&P 500 ETF	18,672,687
63,751	Wisdomtree Emerging Markets EX-State-Owned Enterprises Fund	2,082,108
		67,579,796
	FIXED INCOME - 33.4%
43,835	iShares iBoxx $ Investment Grade Corporate Bond ETF(a)	5,301,405
316,722	SPDR Portfolio Short Term Corporate Bond ETF	9,542,834
78,693	VanEck Vectors J.P. Morgan EM Local Currency Bond ETF	2,123,924
16,908	Vanguard Intermediate-Term Treasury ETF	1,063,682
42,499	Vanguard Mortgage-Backed Securities ETF	2,129,200
124,051	Vanguard Short-Term Inflation-Protected Securities ETF	6,352,652
35,819	Vanguard Short-Term Treasury ETF	2,122,634
20,344	Vanguard Total International Bond ETF	1,066,839
139,820	Xtrackers USD High Yield Corporate Bond ETF(a)	5,274,010
		34,977,180

	TOTAL EXCHANGE-TRADED FUNDS (Cost $90,839,676)	102,556,976

TOPS MODERATE GROWTH ETF PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2022

Shares		Fair Value
	SHORT-TERM INVESTMENTS — 12.2%
	COLLATERAL FOR SECURITIES LOANED – 9.9%
10,404,927	STIT - Government & Agency Portfolio, Institutional Class, 0.03% (Cost $10,404,927)(b)	$10,404,927

	MONEY MARKET FUNDS – 2.3%
2,401,671	STIT - Government & Agency Portfolio, Institutional Class, 0.21% (Cost $2,401,671)(b)	2,401,671

	TOTAL SHORT-TERM INVESTMENTS (Cost $12,806,598)	12,806,598

	TOTAL INVESTMENTS – 110.2% (Cost $103,646,274)	$115,363,574
	LIABILITIES IN EXCESS OF OTHER ASSETS - (10.2)%	(10,730,566)
	NET ASSETS - 100.0%	$104,633,008

ETF	- Exchange-Traded Fund

SPDR	- Standard & Poor’s Depositary Receipt

(a)	All or a portion of this security is on loan. Total loaned securities had a value of $10,250,760 at March 31, 2022. The loaned securities were secured with cash collateral of $10,404,927 and non-cash collateral of $78,619. The non-cash collateral consists of short-term investments and long-term bonds and is held for benefit of the Portfolio at the Portfolio’s custodian. The Portfolio cannot pledge or resell the collateral.

(b)	Rate disclosed is the seven day effective yield as of March 31, 2022.

TOPS MANAGED RISK BALANCED ETF PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2022

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 88.0%
	EQUITY - 44.4%
250,089	FlexShares Global Upstream Natural Resources Index Fund(a)	$11,711,668
399,457	SPDR Portfolio S&P 400 Mid Cap ETF	18,838,392
114,066	SPDR Portfolio S&P 500 Growth ETF(a)	7,552,310
640,659	SPDR Portfolio S&P 500 Value ETF	26,747,513
358,138	SPDR Portfolio S&P 600 Small Cap ETF	15,066,866
634,441	Vanguard FTSE Developed Markets ETF	30,472,201
330,852	Vanguard FTSE Emerging Markets ETF	15,262,203
221,298	Vanguard Global ex-U.S. Real Estate ETF	11,496,431
105,352	Vanguard Real Estate ETF	11,416,996
82,350	Vanguard S&P 500 ETF	34,189,249
233,046	Wisdomtree Emerging Markets EX-State-Owned Enterprises Fund	7,611,282
		190,365,111
	FIXED INCOME - 43.6%
256,867	iShares iBoxx $ Investment Grade Corporate Bond ETF(a)	31,065,495
509,438	SPDR Bloomberg Investment Grade Floating Rate ETF	15,532,765
643,886	SPDR Portfolio Short Term Corporate Bond ETF	19,400,285
432,320	VanEck Vectors J.P. Morgan EM Local Currency Bond ETF	11,668,317
185,793	Vanguard Intermediate-Term Treasury ETF	11,688,238
155,664	Vanguard Mortgage-Backed Securities ETF	7,798,766
908,699	Vanguard Short-Term Inflation-Protected Securities ETF	46,534,475
393,568	Vanguard Short-Term Treasury ETF(a)	23,322,840
74,506	Vanguard Total International Bond ETF(a)	3,907,095
409,771	Xtrackers USD High Yield Corporate Bond ETF(a)	15,456,562
		186,374,838

	TOTAL EXCHANGE-TRADED FUNDS (Cost $319,993,184)	376,739,949

TOPS MANAGED RISK BALANCED ETF PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2022

Shares		Fair Value
	SHORT-TERM INVESTMENTS — 24.5%
	COLLATERAL FOR SECURITIES LOANED – 14.1%
60,218,899	STIT - Government & Agency Portfolio, Institutional Class, 0.03% (Cost $60,218,899)(b)	$60,218,899

	MONEY MARKET FUNDS - 10.4%
44,423,661	STIT - Government & Agency Portfolio, Institutional Class, 0.21% (Cost $44,423,661)(b)	44,423,661

	TOTAL SHORT-TERM INVESTMENTS (Cost $104,642,560)	104,642,560

	TOTAL INVESTMENTS – 112.5% (Cost $364,416,845)	$481,382,509
	LIABILITIES IN EXCESS OF OTHER ASSETS – (12.5)%	(53,484,424)
	NET ASSETS - 100.0%	$427,898,085

OPEN FUTURES CONTRACTS

Number of				Notional	Value and Unrealized
Contracts	Open Long Futures Contracts	Broker	Expiration	Amount(c)	Depreciation
197	CBOT 5 Year US Treasury Note	Bank of America Merrill Lynch	06/30/2022	$22,593,536	$(494,903)
	TOTAL FUTURES CONTRACTS

OPEN FUTURES CONTRACTS

Number of				Notional	Value and Unrealized
Contracts	Open Short Futures Contracts	Broker	Expiration	Amount(c)	Depreciation
16	CME E-mini Russell 2000 Index Futures	Bank of America Merrill Lynch	06/17/2022	$1,653,120	$(41,903)
35	CME E-Mini Standard & Poor’s 500 Index Future	Bank of America Merrill Lynch	06/17/2022	7,928,813	(458,310)
11	CME E-Mini Standard & Poor’s MidCap 400 Index	Bank of America Merrill Lynch	06/17/2022	2,958,120	(100,375)
38	ICE US mini MSCI EAFE Index Futures	Bank of America Merrill Lynch	06/17/2022	4,074,360	(210,910)
66	ICE US MSCI Emerging Markets EM Index Futures	Bank of America Merrill Lynch	06/17/2022	3,714,150	(140,955)
	TOTAL FUTURES CONTRACTS				$(952,453)

ETF	- Exchange-Traded Fund

SPDR	- Standard & Poor’s Depositary Receipt

(a)	All or a portion of this security is on loan. Total loaned securities had a value of $58,934,405 at March 31, 2022. The loaned securities were secured with cash collateral of $60,218,899 and non-cash collateral of $4. The non-cash collateral consists of short-term investments and long-term bonds and is held for benefit of the Portfolio at the Portfolio’s custodian. The Portfolio cannot pledge or resell the collateral.

(b)	Rate disclosed is the seven day effective yield as of March 31, 2022.

(c)	The amounts shown are the underlying reference notional amounts to stock exchange indices and equities upon which the fair value of the futures contracts held by the Fund are based. Notional values do not represent the current fair value of and are not necessarily indicative of the future cash flows of the Fund’s futures contracts. Further, the underlying price changes in relation to the variables specified by the notional values affects the fair value of these derivative financial instruments. The notional values as set forth within this schedule do not purport to represent economic value at risk to the Fund.

TOPS MANAGED RISK GROWTH ETF PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2022

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 87.6%
	EQUITY - 75.8%
575,055	FlexShares Global Upstream Natural Resources Index Fund(a)	$26,929,826
1,515,516	SPDR Portfolio S&P 400 Mid Cap ETF(a)	71,471,735
393,407	SPDR Portfolio S&P 500 Growth ETF(a)	26,047,477
789,047	SPDR Portfolio S&P 500 Value ETF	32,942,712
1,235,307	SPDR Portfolio S&P 600 Small Cap ETF	51,969,365
2,324,788	Vanguard FTSE Developed Markets ETF	111,659,568
998,381	Vanguard FTSE Emerging Markets ETF	46,055,316
381,594	Vanguard Global ex-U.S. Real Estate ETF	19,823,808
121,114	Vanguard Real Estate ETF	13,125,124
331,302	Vanguard S&P 500 ETF	137,546,651
602,785	Wisdomtree Emerging Markets EX-State-Owned Enterprises Fund	19,686,958
		557,258,540
	FIXED INCOME - 11.8%
110,730	iShares iBoxx $ Investment Grade Corporate Bond ETF(a)	13,391,686
496,959	VanEck Vectors J.P. Morgan EM Local Currency Bond ETF	13,412,923
134,204	Vanguard Mortgage- Backed Securities ETF	6,723,620
391,732	Vanguard Short-Term Inflation-Protected Securities ETF	20,060,597
226,211	Vanguard Short-Term Treasury ETF	13,405,264
529,750	Xtrackers USD High Yield Corporate Bond ETF(a)	19,982,170
		86,976,260

	TOTAL EXCHANGE-TRADED FUNDS (Cost $464,185,965)	644,234,800

Shares		Fair Value
	SHORT-TERM INVESTMENTS — 15.5%
	COLLATERAL FOR SECURITIES LOANED – 6.9%
50,527,072	STIT - Government & Agency Portfolio, Institutional Class, 0.03% (Cost $50,527,072)(b)	$50,527,072

	MONEY MARKET FUNDS - 2.1%
62,999,340	STIT - Government & Agency Portfolio, Institutional Class, 0.21% (Cost $62,999,340)(b)	62,999,340

	TOTAL SHORT-TERM INVESTMENTS (Cost $113,526,412)	113,526,412

	TOTAL INVESTMENTS – 103.1% (Cost $577,712,377)	$757,761,212
	LIABILITIES IN EXCESS OF OTHER ASSETS – (3.1)%	(22,439,889)
	NET ASSETS - 100.0%	$735,321,323

TOPS MANAGED RISK GROWTH ETF PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2022

OPEN FUTURES CONTRACTS

Number of				Notional	Value and Unrealized
Contracts	Open Long Futures Contracts	Broker	Expiration	Amount(c)	Depreciation
162	CBOT 5 Year US Treasury Note	Bank of America Merrill Lynch	06/30/2022	$18,579,456	$(408,726)
	TOTAL FUTURES CONTRACTS

OPEN FUTURES CONTRACTS

Number of				Notional	Value and Unrealized
Contracts	Open Short Futures Contracts	Broker	Expiration	Amount(c)	Depreciation
139	CME E-mini Russell 2000 Index Futures	Bank of America Merrill Lynch	06/17/2022	$14,361,480	$(400,873)
245	CME E-Mini Standard & Poor’s 500 Index Future	Bank of America Merrill Lynch	06/17/2022	55,501,688	(3,461,830)
84	CME E-Mini Standard & Poor’s MidCap 400 Index	Bank of America Merrill Lynch	06/17/2022	22,589,280	(883,285)
319	ICE US mini MSCI EAFE Index Futures	Bank of America Merrill Lynch	06/17/2022	34,203,180	(1,996,310)
441	ICE US MSCI Emerging Markets EM Index Futures	Bank of America Merrill Lynch	06/17/2022	24,817,275	(1,111,795)
	TOTAL FUTURES CONTRACTS				$(7,854,093)

ETF	- Exchange-Traded Fund

SPDR	- Standard & Poor’s Depositary Receipt

(a)	All or a portion of this security is on loan. Total loaned securities had a value of $53,171,932 at March 31, 2022. The loaned securities were secured with cash collateral of $50,527,072 and non-cash collateral of $3,823,220. The non-cash collateral consists of short-term investments and long-term bonds and is held for benefit of the Portfolio at the Portfolio’s custodian. The Portfolio cannot pledge or resell the collateral.

(b)	Rate disclosed is the seven day effective yield as of March 31, 2022.

(c)	The amounts shown are the underlying reference notional amounts to stock exchange indices and equities upon which the fair value of the futures contracts held by the Fund are based. Notional values do not represent the current fair value of and are not necessarily indicative of the future cash flows of the Fund’s futures contracts. Further, the underlying price changes in relation to the variables specified by the notional values affects the fair value of these derivative financial instruments. The notional values as set forth within this schedule do not purport to represent economic value at risk to the Fund.

TOPS MANAGED RISK MODERATE GROWTH ETF PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2022

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 87.9%
	EQUITY - 57.9%
571,462	FlexShares Global Upstream Natural Resources Index Fund(a)	$26,761,565
1,095,287	SPDR Portfolio S&P 400 Mid Cap ETF	51,653,735
195,474	SPDR Portfolio S&P 500 Growth ETF	12,942,334
470,481	SPDR Portfolio S&P 500 Value ETF	19,642,582
920,658	SPDR Portfolio S&P 600 Small Cap ETF	38,732,082
1,630,807	Vanguard FTSE Developed Markets ETF	78,327,660
708,700	Vanguard FTSE Emerging Markets ETF	32,692,331
379,223	Vanguard Global ex-U.S. Real Estate ETF	19,700,635
120,358	Vanguard Real Estate ETF	13,043,196
282,212	Vanguard S&P 500 ETF	117,165,955
399,362	Wisdomtree Emerging Markets EX-State-Owned Enterprises Fund	13,043,163
		423,705,238
	FIXED INCOME - 30.0%
275,108	iShares iBoxx $ Investment Grade Corporate Bond ETF(a)	33,271,562
1,987,698	SPDR Portfolio Short Term Corporate Bond ETF(a)	59,889,341
493,883	VanEck Vectors J.P. Morgan EM Local Currency Bond ETF	13,329,902
106,125	Vanguard Intermediate-Term Treasury ETF	6,676,324
266,749	Vanguard Mortgage-Backed Securities ETF	13,364,125
778,607	Vanguard Short-Term Inflation-Protected Securities ETF	39,872,464
224,808	Vanguard Short-Term Treasury ETF(a)	13,322,122
127,675	Vanguard Total International Bond ETF(a)	6,695,277
877,429	Xtrackers USD High Yield Corporate Bond ETF(a)	33,096,622
		219,517,739

	TOTAL EXCHANGE-TRADED FUNDS (Cost $508,333,618)	643,222,977

Shares		Fair Value
	SHORT-TERM INVESTMENTS — 18.7%
	COLLATERAL FOR SECURITIES LOANED – 9.1%
66,596,162	STIT - Government & Agency Portfolio, Institutional Class, 0.03% (Cost $66,596,162)(b)	66,596,162

TOPS MANAGED RISK MODERATE GROWTH ETF PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2022

Shares		Fair Value
	SHORT-TERM INVESTMENTS — 18.7% (Continued)
	MONEY MARKET FUNDS - 2.1%
70,158,155	STIT - Government & Agency Portfolio, Institutional Class, 0.21% (Cost $70,158,155)(b)	$70,158,155

	TOTAL SHORT-TERM INVESTMENTS (Cost $136,754,317)	136,754,317

	TOTAL INVESTMENTS – 106.6% (Cost $645,087,935)	$779,977,294
	LIABILITIES IN EXCESS OF OTHER ASSETS – (6.6)%	(48,264,828)
	NET ASSETS - 100.0%	$731,712,466

OPEN FUTURES CONTRACTS

Number of				Notional	Value and Unrealized
Contracts	Open Long Futures Contracts	Broker	Expiration	Amount(c)	Depreciation
264	CBOT 5 Year US Treasury Note	Bank of America Merrill Lynch	06/30/2022	$30,277,632	$(229,368)
	TOTAL FUTURES CONTRACTS

OPEN FUTURES CONTRACTS

Number of				Notional	Value and Unrealized
Contracts	Open Short Futures Contracts	Broker	Expiration	Amount(c)	Depreciation
57	CME E-mini Russell 2000 Index Futures	Bank of America Merrill Lynch	06/17/2022	$5,889,240	$(158,815)
103	CME E-Mini Standard & Poor’s 500 Index Future	Bank of America Merrill Lynch	06/17/2022	23,333,363	(1,383,395)
35	CME E-Mini Standard & Poor’s MidCap 400 Index	Bank of America Merrill Lynch	06/17/2022	9,412,200	(346,655)
129	ICE US mini MSCI EAFE Index Futures	Bank of America Merrill Lynch	06/17/2022	13,831,380	(778,205)
188	ICE US MSCI Emerging Markets EM Index Futures	Bank of America Merrill Lynch	06/17/2022	10,579,700	(436,030)
	TOTAL FUTURES CONTRACTS				$(3,103,100)

ETF	- Exchange-Traded Fund

SPDR	- Standard & Poor’s Depositary Receipt

(a)	All or a portion of this security is on loan. Total loaned securities had a value of $74,030,486 at March 31, 2022. The loaned securities were secured with cash collateral of $66,596,162 and non-cash collateral of $9,063,580. The non-cash collateral consists of short-term investments and long-term bonds and is held for benefit of the Portfolio at the Portfolio’s custodian. The Portfolio cannot pledge or resell the collateral.

(b)	Rate disclosed is the seven day effective yield as of March 31, 2022.

(c)	The amounts shown are the underlying reference notional amounts to stock exchange indices and equities upon which the fair value of the futures contracts held by the Fund are based. Notional values do not represent the current fair value of and are not necessarily indicative of the future cash flows of the Fund’s futures contracts. Further, the underlying price changes in relation to the variables specified by the notional values affects the fair value of these derivative financial instruments. The notional values as set forth within this schedule do not purport to represent economic value at risk to the Fund.

TOPS MANAGED RISK FLEX ETF PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2022

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 88.0%
	EQUITY - 49.0%
90,405	FlexShares Global Upstream Natural Resources Index Fund(a)	$4,233,666
173,288	SPDR Portfolio S&P 400 Mid Cap ETF	8,172,262
41,229	SPDR Portfolio S&P 500 Growth ETF(a)	2,729,772
198,476	SPDR Portfolio S&P 500 Value ETF	8,286,373
161,840	SPDR Portfolio S&P 600 Small Cap ETF	6,808,609
257,956	Vanguard FTSE Developed Markets ETF	12,389,627
119,582	Vanguard FTSE Emerging Markets ETF	5,516,318
80,859	Vanguard Global ex-U.S. Real Estate ETF	4,200,625
38,078	Vanguard Real Estate ETF	4,126,513
39,680	Vanguard S&P 500 ETF	16,473,945
84,234	Wisdomtree Emerging Markets EX-State-Owned Enterprises Fund	2,751,082
		75,688,792
	FIXED INCOME - 39.0%
81,235	iShares iBoxx $ Investment Grade Corporate Bond ETF(a)	9,824,561
137,978	SPDR Bloomberg Investment Grade Floating Rate ETF	4,206,949
279,494	SPDR Portfolio Short Term Corporate Bond ETF	8,421,154
156,255	VanEck Vectors J.P. Morgan EM Local Currency Bond ETF	4,217,322
44,766	Vanguard Intermediate-Term Treasury ETF	2,816,229
56,259	Vanguard Mortgage-Backed Securities ETF	2,818,576
273,689	Vanguard Short-Term Inflation-Protected Securities ETF	14,015,615
118,539	Vanguard Short-Term Treasury ETF(a)	7,024,621
26,686	Vanguard Total International Bond ETF(a)	1,399,414
148,056	Xtrackers USD High Yield Corporate Bond ETF(a)	5,584,672
		60,329,113

	TOTAL EXCHANGE-TRADED FUNDS (Cost $113,625,376)	136,017,905

Shares		Fair Value
	SHORT-TERM INVESTMENTS — 24.8%
	COLLATERAL FOR SECURITIES LOANED – 14.7%
22,770,254	STIT - Government & Agency Portfolio, Institutional Class, 0.03% (Cost $22,770,254)(b)	22,770,254

TOPS MANAGED RISK FLEX ETF PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2022

Shares		Fair Value
	SHORT-TERM INVESTMENTS — 24.8% (Continued)
	MONEY MARKET FUNDS - 10.1%
15,610,775	STIT - Government & Agency Portfolio, Institutional Class, 0.21% (Cost $15,610,775)(b)	$15,610,775
	TOTAL SHORT-TERM INVESTMENTS (Cost $38,381,029)	38,381,029

	TOTAL INVESTMENTS – 112.8% (Cost $152,006,405)	$174,398,934
	LIABILITIES IN EXCESS OF OTHER ASSETS – (12.8)%	(19,770,246)
	NET ASSETS - 100.0%	$154,628,688

OPEN FUTURES CONTRACTS

Number of				Notional	Value and Unrealized
Contracts	Open Long Futures Contracts	Broker	Expiration	Amount(c)	Depreciation
67	CBOT 5 Year US Treasury Note	Bank of America Merrill Lynch	06/30/2022	$7,684,096	$(130,437)
	TOTAL FUTURES CONTRACTS

OPEN FUTURES CONTRACTS

Number of				Notional	Value and Unrealized
Contracts	Open Short Futures Contracts	Broker	Expiration	Amount(c)	Depreciation
13	CME E-mini Russell 2000 Index Futures	Bank of America Merrill Lynch	06/17/2022	$1,343,160	$(36,020)
25	CME E-Mini Standard & Poor’s 500 Index Future	Bank of America Merrill Lynch	06/17/2022	5,663,438	(343,078)
8	CME E-Mini Standard & Poor’s MidCap 400 Index	Bank of America Merrill Lynch	06/17/2022	2,151,360	(86,375)
26	ICE US mini MSCI EAFE Index Futures	Bank of America Merrill Lynch	06/17/2022	2,787,720	(161,280)
42	ICE US MSCI Emerging Markets EM Index Futures	Bank of America Merrill Lynch	06/17/2022	2,363,550	(102,795)
	TOTAL FUTURES CONTRACTS				$(729,548)

ETF	- Exchange-Traded Fund

SPDR	- Standard & Poor’s Depositary Receipt

(a)	All or a portion of this security is on loan. Total loaned securities had a value of $22,351,541 at March 31, 2022. The loaned securities were secured with cash collateral of $22,770,254 and non-cash collateral of $68,885. The non-cash collateral consists of short-term investments and long-term bonds and is held for benefit of the Portfolio at the Portfolio’s custodian. The Portfolio cannot pledge or resell the collateral.

(b)	Rate disclosed is the seven day effective yield as of March 31, 2022.

(c)	The amounts shown are the underlying reference notional amounts to stock exchange indices and equities upon which the fair value of the futures contracts held by the Fund are based. Notional values do not represent the current fair value of and are not necessarily indicative of the future cash flows of the Fund’s futures contracts. Further, the underlying price changes in relation to the variables specified by the notional values affects the fair value of these derivative financial instruments. The notional values as set forth within this schedule do not purport to represent economic value at risk to the Fund.

TOPS TARGET RANGE PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2022

Shares					Fair Value
	EXCHANGE-TRADED FUNDS — 60.5%
	FIXED INCOME - 60.5%
20,311	iShares 0-3 Month Treasury Bond ETF(a)				$2,032,115
24,503	SPDR Portfolio Short Term Treasury ETF(a)				726,514
12,262	Vanguard Short-Term Treasury ETF(a)				726,646
					3,485,275

	TOTAL EXCHANGE-TRADED FUNDS (Cost $3,504,088)				3,485,275

Shares					Fair Value
	SHORT-TERM INVESTMENTS — 25.6%
	MONEY MARKET FUNDS - 25.6%
1,473,876	STIT - Government & Agency Portfolio, Institutional Class, 0.21% (Cost $1,473,876)(b)				1,473,876

Contracts(c)		Expiration Date	Exercise Price	Notional Value	Fair Value
	FLEX OPTIONS PURCHASED - 15.1%
	CALL OPTIONS PURCHASED - 15.1%
145	iShares MSCI EAFE ETF	01/20/2023	$67	$1,067,200	$125,227
114	iShares MSCI Emerging Markets ETF	01/20/2023	42	514,710	62,481
55	iShares Russell 2000 ETF	01/20/2023	180	1,128,985	191,261
62	SPDR S&P 500 ETF Trust	01/20/2023	390	2,800,168	487,632
	TOTAL CALL OPTIONS PURCHASED (Cost - $777,273)				866,601

	TOTAL FLEX OPTIONS PURCHASED (Cost - $777,273)				866,601

	TOTAL INVESTMENTS - 101.2% (Cost $5,755,237)				$5,825,752
	CALL OPTIONS WRITTEN - (1.1)% (Proceeds - $55,160)				(63,203)
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.1)%				(129,903)
	NET ASSETS - 100.0%				$5,759,052

Contracts(c)		Expiration Date	Exercise Price	Notional Value	Fair Value
	WRITTEN FLEX OPTIONS - (1.1)%
	CALL OPTIONS WRITTEN - (1.1)%
145	iShares MSCI EAFE ETF	01/20/2023	$90	$1,067,200	$2,507
114	iShares MSCI Emerging Markets ETF	01/20/2023	57	514,710	3,171
55	iShares Russell 2000 ETF	01/20/2023	240	1,128,985	26,428
62	SPDR S&P 500 ETF Trust	01/20/2023	525	2,800,168	31,097
	TOTAL CALL OPTIONS WRITTEN (Proceeds - $55,160)				$63,203

	TOTAL FLEX OPTIONS WRITTEN (Proceeds - $55,160)				$63,203

(a)	All or part of these securities were held as collateral for call options written as of March 31, 2022. Total collateral for call options written is $411,754.

(b)	Rate disclosed is the seven day effective yield as of March 31, 2022.

(c)	Each option contract allows the holder of the option to purchase or sell 100 shares of the underlying security.